Annual Fund Operating Expenses (Vanguard Dividend Appreciation Index Fund Participant)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%